February 9, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated January 20, 2017 for ProShares Investment Grade-Interest Rate Hedged, as filed under Rule 497 on January 20, 2017 (SEC Accession No. 0001193125-17-013325).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6581.

Very truly yours,

/s/ Cheryl Ardin

Associate Counsel